Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Upstart Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39797
Entity Tax Identification Number	46-4332431
Entity Address, Address Line One	220 Park Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	833
Local Phone Number	212-2461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001647639
Amendment Flag	false